Document And Entity Information	May 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2024
Entity Registrant Name	AGENUS INC.
Entity Central Index Key	0001098972
Entity Emerging Growth Company	false
Entity File Number	000-29089
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1562417
Entity Address, Address Line One	3 Forbes Road
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	781
Local Phone Number	674-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AGEN
Security Exchange Name	NASDAQ